Acquisition - Fair Value of Assets Acquired and Liabilities Assumed (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Oct. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consideration:
Cash		¥ 547,450
Fair value of the Group's existing equity method investments at the time of acquisition		1,255,895
Total consideration transferred		1,803,345
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		166,193	¥ 401	¥ 183,025
Non-controlling interests		(228,162)
Goodwill		406,951
Ningbo Shanjing and Harbin Shan Shan Chunxiaqiudong Properties Co Ltd [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		172,455
Accounts receivable		11,906
Inventories		390
Other receivables and prepayments		21,158
Property and equipment		1,680,199
Land use rights		481,400
Deferred tax assets, net		22,447
Total assets acquired		2,389,955
Accounts payables		(168,982)
Advances from customers		(69,855)
Accrued expenses and other current liabilities		(128,058)
Deferred income		(93,243)
Deferred tax liabilities		(305,261)
Total liabilities assumed		(765,399)
Net assets acquired		1,624,556
Zhengzhou Shan Shan Outlets Shopping Mall Co Ltd [Member]
Consideration:
Cash	¥ 553,700	553,700
Fair value of the Group's existing equity method investments at the time of acquisition		760,200
Total consideration transferred		1,313,900
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		166,193
Accounts receivable		18,839
Inventories		215
Other receivables and prepayments		2,219
Property and equipment		989,334
Land use rights		390,590
Deferred tax assets, net		765
Total assets acquired		1,568,155
Accounts payables		(213,422)
Advances from customers		(3,354)
Accrued expenses and other current liabilities		(38,252)
Deferred tax liabilities		(165,275)
Total liabilities assumed		(420,303)
Net assets acquired		1,147,852
Goodwill		¥ 166,048